Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	8/15/2012
Transaction Month	5
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$112,803,199.92	0.3407952	$70,296,049.10	0.2123748	$42,507,150.82
Class A-2 Notes	$313,000,000.00	1.0000000	$313,000,000.00	1.0000000	$-
Class A-3 Notes	$450,000,000.00	1.0000000	$450,000,000.00	1.0000000	$-
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$1,136,263,199.92	0.8389050	$1,093,756,049.10	0.8075219	$42,507,150.82

Weighted Avg. Coupon (WAC)	4.61%		4.60%
Weighted Avg. Remaining Maturity (WARM)	49.58		48.73
Pool Receivables Balance	$1,190,087,944.13		$1,146,351,524.84
Remaining Number of Receivables	77,644		76,091

Adjusted Pool Balance	$1,163,557,162.60		$1,121,050,011.78

III. COLLECTIONS

Principal:
Principal Collections	$42,913,719.51
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$506,685.64
Total Principal Collections	$43,420,405.15

Interest:
Interest Collections	$4,526,904.88
Late Fees & Other Charges	$62,462.36
Interest on Repurchase Principal	$-
Total Interest Collections	$4,589,367.24

Collection Account Interest	$4,822.99
Reserve Account Interest	$830.02
Servicer Advances	$-

Total Collections	$48,015,425.40

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	8/15/2012
Transaction Month	5
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$48,015,425.40
Reserve Account Available					$6,823,490.67
Total Available for Distribution					$54,838,916.07
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$991,739.95		$991,739.95	$991,739.95
Collection Account Interest					$4,822.99
Late Fees & Other Charges					$62,462.36
Total due to Servicer					$1,059,025.30

2. Class A Noteholders Interest:
Class A-1 Notes		$28,185.76		$28,185.76
Class A-2 Notes		$143,458.33		$143,458.33
Class A-3 Notes		$270,000.00		$270,000.00
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$573,836.59		$573,836.59	$573,836.59

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$46,218,918.59

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$42,507,150.82

		Distributable Amount		Paid Amount
Class A-1 Notes				$42,507,150.82
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$42,507,150.82		$42,507,150.82
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$42,507,150.82		$42,507,150.82

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					3,711,767.77

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$26,530,781.53
Beginning Period Amount					$26,530,781.53
Current Period Amortization					$1,229,268.47
Ending Period Required Amount					$25,301,513.06
Ending Period Amount					$25,301,513.06
Next Distribution Date Amount					$24,103,571.42

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.50%
Beginning Period Required Amount					$6,823,490.67
Beginning Period Amount					$6,823,490.67
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.5% of APB of cut-off date)					$6,823,490.67
Ending Period Amount					$6,823,490.67

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	8/15/2012
Transaction Month	5
30/360 Days	30
Actual/360 Days	30

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		2.35%	2.43%	2.43%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.09%	75,395	98.93%	$1,134,105,374.44
30 - 60 Days	0.75%	568	0.86%	$9,839,088.68
61 - 90 Days	0.14%	108	0.18%	$2,014,718.90
91 + Days	0.03%	20	0.03%	$392,342.82
		76,091		$1,146,351,524.84
Total
Delinquent Receivables 61 + days past due	0.17%	128	0.21%	$2,407,061.72
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.14%	106	0.17%	$2,024,730.42
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.12%	94	0.14%	$1,741,058.64
Three-Month Average Delinquency Ratio	0.14%		0.17%

Repossession in Current Period		46		$924,362.01
Repossession Inventory		53		$784,834.99

Charge-Offs
Gross Principal of Charge-Off for Current Period				$822,699.78
Recoveries				$(506,685.64)
Net Charge-offs for Current Period				$316,014.14

Beginning Pool Balance for Current Period				$1,190,087,944.13

Net Loss Ratio				0.32%
Net Loss Ratio for 1st Preceding Collection Period				0.55%
Net Loss Ratio for 2nd Preceding Collection Period				0.35%
Three-Month Average Net Loss Ratio for Current Period				0.41%

Cumulative Net Losses for All Periods				$1,393,001.84
Cumulative Net Losses as a % of Initial Pool Balance				0.10%

Principal Balance of Extensions				$5,673,557.14
Number of Extensions				297

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